Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
December 31, 2018		December 31, 2017
Prepaid professional service fees	$66,183		$23,309
Other	18,247		51
	$84,430		$23,360